                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:  ______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: Meadow House
         64 Reform Street
         Dundee, Scotland DD1 1TJ
         United Kingdom

Form 13F File Number: 28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ian Anderson
Title: Assistant Secretary
Phone: +44 1382 201700

Signature, Place, and Date of Signing:


/s/ Ian Anderson            Dundee, Scotland, United Kingdom   November 13, 2008
-------------------------   --------------------------------   -----------------
       [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           47

Form 13F Information Table Value Total:      663,841
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                  TITLE                                                                        VOTING AUTHORITY
                                    OF               VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------------
         NAME OF ISSUER           CLASS    CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
         --------------           ------  -------  ---------  ----------  ---  ----  ----------  --------  ----------  ------  ----
ABBOTT LABS COM NPV               EQUITY  2002305  47,921.27     832,400  SH         SOLE        NONE         832,400
ACCENTURE LTD BERM CLS'A'COM
   USD0.0000225                   EQUITY  2763958   1,656.67      43,700  SH         SOLE        NONE          43,700
ADOBE SYSTEMS INC COM USD0.0001   EQUITY  2008154  11,835.00     300,000  SH         SOLE        NONE         300,000
AMDOCS ORD GBP0.01                EQUITY  2256908  15,151.90     554,000  SH         SOLE        NONE         554,000
AMER EXPRESS CO COM USD0.20       EQUITY  2026082     793.18      22,400  SH         SOLE        NONE          22,400
AMER TOWER CORP CL'A'COM USD0.01  EQUITY  2253608  16,226.46     453,000  SH         SOLE        NONE         453,000
AMERON INTL CORP COM USD2.50      EQUITY  2030942     859.80      12,000  SH         SOLE        NONE          12,000
APACHE CORP COM USD0.625          EQUITY  2043962   3,441.24      33,000  SH         SOLE        NONE          33,000
APOGEE ENTERPRISES COM
   USD0.33 1/3                    EQUITY  2046176   1,052.10      70,000  SH         SOLE        NONE          70,000
APPLE INC COM NPV                 EQUITY  2046251     704.69       6,200  SH         SOLE        NONE           6,200
BAXTER INTL INC COM USD1          EQUITY  2085102  13,241.38     201,758  SH         SOLE        NONE         201,758
BCO BRADESCO SA SPON ADR EACH
   REP 1 PRF NPV                  EQUITY  B00FSK0   1,327.84      83,250  SH         SOLE        NONE          83,250
BK OF AMERICA CORP COM USD0.01    EQUITY  2295677     976.49      28,060  SH         SOLE        NONE          28,060
CCC GLOBAL ENVIROMENTAL
   OPPORTUNITIES FUND LTD         EQUITY  CCC GEO  16,000.00  16,000,000  SH         SOLE        NONE      16,000,000
CHEESECAKE FACTORY COM USD0.01    EQUITY  2192392     671.60      46,000  SH         SOLE        NONE          46,000
CHESAPEAKE ENERGY COM USD0.01     EQUITY  2182779   2,079.88      58,000  SH         SOLE        NONE          58,000
CISCO SYSTEMS COM USD0.001        EQUITY  2198163  20,872.04     926,000  SH         SOLE        NONE         926,000
CLEAN HARBORS INC COM USD0.01     EQUITY  2202473  13,549.50     200,555  SH         SOLE        NONE         200,555
CON-WAY INC COM USD0.625          EQUITY  2217228   1,756.00      40,000  SH         SOLE        NONE          40,000
CONOCOPHILLIPS COM USD0.01        EQUITY  2685717     880.76      12,100  SH         SOLE        NONE          12,100
CORRECTIONS CORP COM USD0.01      EQUITY  2759418   1,861.50      75,000  SH         SOLE        NONE          75,000
COVANTA HOLDING CO COM STK
   USD0.10                        EQUITY  2255778   1,192.50      50,000  SH         SOLE        NONE          50,000
CVS CAREMARK CORP COM STK
   USD0.01                        EQUITY  2577609  21,453.57     637,740  SH         SOLE        NONE         637,740
DAVITA INC COM USD0.001           EQUITY  2898087  16,247.85     285,000  SH         SOLE        NONE         285,000
DELL INC COM USD0.01              EQUITY  2261526   1,307.94      79,510  SH         SOLE        NONE          79,510
DIAMOND OFFSHORE COM USD0.01      EQUITY  2261021  30,062.60     291,700  SH         SOLE        NONE         291,700
ENERGY SOLUTIONS I DEP SHS REP 1
   COM USD0.01                    EQUITY  B293735     750.00      75,000  SH         SOLE        NONE          75,000
EXELON CORP COM NPV               EQUITY  2670519  18,771.00     300,000  SH         SOLE        NONE         300,000
EXXON MOBIL CORP COM NPV          EQUITY  2326618  31,836.50     410,000  SH         SOLE        NONE         410,000
F5 NETWORK INC COM STK NPV        EQUITY  2427599     128.59      55,000  SH         SOLE        NONE          55,000
FOSTER WHEELER LTD ORD USD0.01    EQUITY  B04MB31   1,444.40      40,000  SH         SOLE        NONE          40,000

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
                                  TITLE                                                                        VOTING AUTHORITY
                                    OF               VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------------
         NAME OF ISSUER           CLASS    CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
         --------------           ------  -------  ---------  ----------  ---  ----  ----------  --------  ----------  ------  ----
GAZPROM ADR REP 4 ORD RUB5        EQUITY  5140989   2,587.42      83,600  SH         SOLE        NONE          83,600
HOLOGIC INC COM USD0.01           EQUITY  2433530  10,938.30     570,000  SH         SOLE        NONE         570,000
INTEL CORP COM USD0.001           EQUITY  2463247  17,555.59     938,300  SH         SOLE        NONE         938,300
INTERMEC INC COM USD0.01          EQUITY  2116842     922.10     469,500  SH         SOLE        NONE         469,500
INTEROIL CORP COM NPV             EQUITY  B02SJF9   1,498.00      56,000  SH         SOLE        NONE          56,000
ITT CORPORATION COM USD1          EQUITY  2465760  26,220.12     471,500  SH         SOLE        NONE         471,500
JOHNSON & JOHNSON COM USD1        EQUITY  2475833  27,966.15     404,720  SH         SOLE        NONE         404,720
JP MORGAN CHASE & COM USD1        EQUITY  2190385   1,632.75      35,000  SH         SOLE        NONE          35,000
LINCOLN NATL CORP COM NPV         EQUITY  2516378   1,452.14      34,000  SH         SOLE        NONE          34,000
MCCORMICK & SCHMIC COM STK
   USD0.001                       EQUITY  B01YX34   7,466.14     775,300  SH         SOLE        NONE         775,300
MONSANTO COM STK USD0.01          EQUITY  2654320   4,245.81      42,900  SH         SOLE        NONE          42,900
MUELLER WATER PROD COM STK
   USD0.01 SER 'B'                EQUITY  B1HKZN7   8,696.60   1,340,000  SH         SOLE        NONE       1,340,000
NETAPP INC COM USD0.001           EQUITY  2630643  14,385.90     790,000  SH         SOLE        NONE         790,000
NEW YORK COMMTY COM USD0.01       EQUITY  2711656  29,179.80   1,740,000  SH         SOLE        NONE       1,740,000
NORTHWEST PIPE CO COM USD0.01     EQUITY  2035925   3,210.04      73,591  SH         SOLE        NONE          73,591
NOVATEK OAO GDR EACH REPR 10
   SHS'REG S'                     EQUITY  B0DK750   1,646.13      37,000  SH         SOLE        NONE          37,000
PHILIP MORRIS INTL COM STK NPV    EQUITY  B2PKRQ3  41,685.36     867,000  SH         SOLE        NONE         867,000
PLUM CREEK TMBR CO COM USD0.01    EQUITY  2692397  20,771.95     416,689  SH         SOLE        NONE         416,689
PNC FINANCIAL SVCS COM USD5       EQUITY  2692665   1,732.81      23,200  SH         SOLE        NONE          23,200
PRAXAIR INC COM USD0.01           EQUITY  2699291   4,218.31      58,800  SH         SOLE        NONE          58,800
PROCTER & GAMBLE COM NPV          EQUITY  2704407   1,725.83      24,800  SH         SOLE        NONE          24,800
QUANTA SERVICES COM STK
   USD0.00001                     EQUITY  2150204   1,342.50      50,000  SH         SOLE        NONE          50,000
REPUBLIC SERVICES COM USD0.01     EQUITY  2262530  28,181.20     940,000  SH         SOLE        NONE         940,000
ROSS STORES INC COM USD0.01       EQUITY  2746711  19,325.25     525,000  SH         SOLE        NONE         525,000
SAFEWAY INC COM USD0.01           EQUITY  2767165   1,304.60      55,000  SH         SOLE        NONE          55,000
SCHLUMBERGER COM USD0.01          EQUITY  2779201  19,494.68     250,028  SH         SOLE        NONE         250,028
STATE STREET CORP COM STK USD1    EQUITY  2842040   1,557.96      27,400  SH         SOLE        NONE          27,400
TIME WARNER INC COM USD0.01       EQUITY  2712165   1,347.71     102,800  SH         SOLE        NONE         102,800
ULTRA PETROLEUM CP COM NPV        EQUITY  2714440  15,628.02     282,400  SH         SOLE        NONE         282,400
USA TREASURY NTS 4.375% NTS
   15/11/08 USD1000               EQUITY  B0P1NJ7   1,734.93   1,700,000  SH         SOLE        NONE       1,700,000
UTD HEALTH GROUP COM USD0.01      EQUITY  2917766   7,578.00     300,000  SH         SOLE        NONE         300,000
UTD TECHNOLOGIES COM USD1         EQUITY  2915500  19,970.01     333,000  SH         SOLE        NONE         333,000
VERIZON COMMUN COM USD0.10        EQUITY  2090571  16,035.00     500,000  SH         SOLE        NONE         500,000

                                  TITLE                                                                        VOTING AUTHORITY
                                    OF               VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------------
         NAME OF ISSUER           CLASS    CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS      SOLE    SHARED  NONE
         --------------           ------  -------  ---------  ----------  ---  ----  ----------  --------  ----------  ------  ----
WESTERN UNION COMP COM STK
   USD0.01                        EQUITY  B1F76F9   1,904.52      77,200  SH         SOLE        NONE          77,200
WHIRLPOOL CORP COM USD1           EQUITY  2960384   1,585.80      20,000  SH         SOLE        NONE          20,000
WINNEBAGO INDS INC COM USD0.50    EQUITY  2972721   1,059.44      82,000  SH         SOLE        NONE          82,000

                                                   663,841.1